Employee Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Provision for Employee Severance Benefits

The employee severance benefits were as follows:

	2013	2014
Provision for employee severance benefits:
Balance at January 1	$300	$11,003
Provision for the year	14,017	195
Payments during the year	(3,314)	(11,094)

Balance at December 31	$11,003	$104